Document and Entity Information	12 Months Ended
Sep. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2012
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 16
Central Index Key	0001067442
Amendment Flag	false
Document Creation Date	May 08, 2013
Document Effective Date	May 08, 2013
Prospectus Date	Sep. 28, 2012